UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7885

Name of Fund: Master MidCap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master MidCap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Master Midcap Index Series
Schedule of Investments as of March 31, 2006

                                   Shares
Industry                             Held    Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.1%          3,599    Alliant Techsystems, Inc. (a)                          $        277,735
                                    4,000    DRS Technologies, Inc.                                          219,480
                                   12,784    Precision Castparts Corp.                                       759,370
                                      581    Sequa Corp. Class A (a)                                          56,822
                                                                                                    ----------------
                                                                                                           1,313,407
--------------------------------------------------------------------------------------------------------------------
Air Freight &                      16,296    CH Robinson Worldwide, Inc.                                     799,971
Logistics - 1.4%                   10,107    Expeditors International Washington, Inc.                       873,144
                                                                                                    ----------------
                                                                                                           1,673,115
--------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                     8,100    AirTran Holdings, Inc. (a)                                      146,691
                                    3,224    Alaska Air Group, Inc. (a)                                      114,291
                                   15,262    JetBlue Airways Corp. (a)(b)                                    163,609
                                                                                                    ----------------
                                                                                                             424,591
--------------------------------------------------------------------------------------------------------------------
Auto Components - 0.8%              7,045    ArvinMeritor, Inc.                                              105,041
                                    1,040    Bandag, Inc.                                                     43,545
                                    5,205    BorgWarner, Inc.                                                312,508
                                   14,127    Gentex Corp.                                                    246,657
                                    6,801    Lear Corp. (b)                                                  120,582
                                    2,921    Modine Manufacturing Co.                                         86,170
                                                                                                    ----------------
                                                                                                             914,503
--------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                  3,362    Thor Industries, Inc.                                           179,396
--------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                    5,307    PepsiAmericas, Inc.                                             129,756
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 2.1%                6,600    Affymetrix, Inc. (a)                                            217,338
                                    5,580    Cephalon, Inc. (a)(b)                                           336,195
                                    6,674    Charles River Laboratories International, Inc. (a)              327,159
                                    5,225    Invitrogen Corp. (a)                                            366,429
                                    3,275    Martek Biosciences Corp. (a)(b)                                 107,518
                                   29,852    Millennium Pharmaceuticals, Inc. (a)                            301,804
                                   10,488    PDL BioPharma, Inc. (a)                                         344,006
                                    3,525    Techne Corp. (a)                                                211,993
                                    9,204    Vertex Pharmaceuticals, Inc. (a)                                336,774
                                                                                                    ----------------
                                                                                                           2,549,216
--------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.8%              6,992    AG Edwards, Inc.                                                348,621
                                   11,885    Eaton Vance Corp.                                               325,411
                                    6,051    Investors Financial Services Corp.                              283,610
                                    4,986    Jefferies Group, Inc. New Shares                                291,681
                                   11,836    Legg Mason, Inc.                                              1,483,406
                                    8,154    Raymond James Financial, Inc.                                   241,032
                                    5,726    SEI Investments Co.                                             232,075
                                    8,551    Waddell & Reed Financial, Inc. Class A                          197,528
                                                                                                    ----------------
                                                                                                           3,403,364
--------------------------------------------------------------------------------------------------------------------
Chemicals - 2.5%                    6,686    Airgas, Inc.                                                    261,356
                                    3,681    Albemarle Corp.                                                 166,933
                                    6,311    Cabot Corp.                                                     214,511
                                   22,193    Chemtura Corp.                                                  261,434
                                    3,989    Cytec Industries, Inc.                                          239,380
                                    3,862    FMC Corp.                                                       239,367
                                    3,581    Ferro Corp.                                                      71,620
                                    6,249    Lubrizol Corp.                                                  267,770
                                   19,148    Lyondell Chemical Co.                                           381,045
                                    1,787    Minerals Technologies, Inc.                                     104,379
                                    6,348    Olin Corp.                                                      136,292

Master Midcap Index Series
Schedule of Investments as of March 31, 2006

                                   Shares
Industry                             Held    Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------
                                   10,624    RPM International, Inc.                                $        190,595
                                    4,066    The Scotts Miracle-Gro Co. (b)                                  186,060
                                    3,924    Sensient Technologies Corp.                                      70,828
                                   10,136    Valspar Corp.                                                   282,490
                                                                                                    ----------------
                                                                                                           3,074,060
--------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.5%            12,626    Associated Banc-Corp.                                           429,031
                                    4,631    Bank of Hawaii Corp.                                            246,879
                                    4,700    Cathay General Bancorp                                          176,908
                                    3,787    City National Corp.                                             290,804
                                   14,200    The Colonial BancGroup, Inc.                                    355,000
                                   16,534    Commerce Bancorp, Inc.                                          605,971
                                    4,302    Cullen/Frost Bankers, Inc.                                      231,233
                                    8,129    FirstMerit Corp.                                                200,461
                                    5,208    Greater Bay Bancorp                                             144,470
                                   11,432    Mercantile Bankshares Corp.                                     439,560
                                    3,550    SVB Financial Group (a)                                         188,328
                                   11,265    TCF Financial Corp.                                             290,074
                                    4,730    Texas Regional Bancshares, Inc. Class A                         139,488
                                    3,264    Westamerica Bancorporation                                      169,467
                                    6,183    Wilmington Trust Corp.                                          268,033
                                                                                                    ----------------
                                                                                                           4,175,707
--------------------------------------------------------------------------------------------------------------------
Commercial Services &               8,175    Adesa, Inc.                                                     218,600
Supplies - 3.6%                     2,546    Banta Corp.                                                     132,341
                                    5,761    The Brink's Co.                                                 292,428
                                    8,170    ChoicePoint, Inc. (a)                                           365,608
                                    6,288    Copart, Inc. (a)                                                172,606
                                    3,825    Corporate Executive Board Co.                                   385,943
                                    5,214    Deluxe Corp.                                                    136,450
                                    6,364    Dun & Bradstreet Corp. (a)                                      487,992
                                    4,718    HNI Corp.                                                       278,362
                                    6,142    Herman Miller, Inc.                                             199,062
                                    1,781    Kelly Services, Inc. Class A                                     48,390
                                    3,739    Korn/Ferry International (a)                                     76,238
                                    8,198    Manpower, Inc.                                                  468,762
                                    2,500    Mine Safety Appliances Co.                                      105,000
                                    4,500    Navigant Consulting, Inc. (a)                                    96,075
                                   11,244    Republic Services, Inc. Class A                                 477,982
                                    2,606    Rollins, Inc.                                                    52,745
                                    4,355    Stericycle, Inc. (a)                                            294,485
                                                                                                    ----------------
                                                                                                           4,289,069
--------------------------------------------------------------------------------------------------------------------
Communications                     38,381    3Com Corp. (a)                                                  196,511
Equipment - 1.8%                    6,757    Adtran, Inc.                                                    176,898
                                    4,483    Avocent Corp. (a)                                               142,290
                                    5,700    CommScope, Inc. (a)                                             162,735
                                    3,502    Dycom Industries, Inc. (a)                                       74,418
                                    3,875    F5 Networks, Inc. (a)                                           280,899
                                   12,739    Harris Corp.                                                    602,427
                                    4,218    Plantronics, Inc.                                               149,444
                                    8,582    Polycom, Inc. (a)                                               186,058
                                   10,893    Powerwave Technologies, Inc. (a)                                146,947
                                    8,788    UTStarcom, Inc. (a)(b)                                           55,276
                                                                                                    ----------------
                                                                                                           2,173,903
--------------------------------------------------------------------------------------------------------------------

Master Midcap Index Series
Schedule of Investments as of March 31, 2006

                                   Shares
Industry                             Held    Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------
Computers &                         6,824    Diebold, Inc.                                          $        280,466
Peripherals - 1.6%                  3,599    Imation Corp.                                                   154,433
                                   12,963    McData Corp. (a)                                                 59,889
                                   17,497    SanDisk Corp. (a)                                             1,006,427
                                   20,600    Western Digital Corp. (a)                                       400,258
                                                                                                    ----------------
                                                                                                           1,901,473
--------------------------------------------------------------------------------------------------------------------
Construction &                      3,281    Granite Construction, Inc.                                      159,719
Engineering - 0.7%                  5,561    Jacobs Engineering Group, Inc. (a)                              482,361
                                   10,683    Quanta Services, Inc. (a)                                       171,142
                                                                                                    ----------------
                                                                                                             813,222
--------------------------------------------------------------------------------------------------------------------
Construction                        4,600    Florida Rock Industries, Inc.                                   258,612
Materials - 0.6%                    4,283    Martin Marietta Materials, Inc.                                 458,409
                                                                                                    ----------------
                                                                                                             717,021
--------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%            12,106    AmeriCredit Corp. (a)                                           372,017
                                    7,800    MoneyGram International, Inc.                                   239,616
                                                                                                    ----------------
                                                                                                             611,633
--------------------------------------------------------------------------------------------------------------------
Containers &                        4,481    Longview Fibre Co.                                              115,789
Packaging - 0.4%                    5,288    Packaging Corp. of America                                      118,663
                                    9,020    Sonoco Products Co.                                             305,507
                                                                                                    ----------------
                                                                                                             539,959
--------------------------------------------------------------------------------------------------------------------
Diversified Consumer                9,548    Career Education Corp. (a)                                      360,246
Services - 1.4%                     8,638    Corinthian Colleges, Inc. (a)                                   124,387
                                    5,874    DeVry, Inc. (a)                                                 133,751
                                    6,191    Education Management Corp. (a)                                  257,546
                                    3,724    ITT Educational Services, Inc. (a)                              238,522
                                    4,564    Laureate Education, Inc. (a)                                    243,626
                                    4,562    Regis Corp.                                                     157,298
                                    4,575    Sotheby's Holdings Inc. Class A (a)                             132,858
                                                                                                    ----------------
                                                                                                           1,648,234
--------------------------------------------------------------------------------------------------------------------
Diversified Financial               7,617    Leucadia National Corp.                                         454,430
Services - 0.4%
--------------------------------------------------------------------------------------------------------------------
Diversified                        21,839    Cincinnati Bell, Inc. (a)                                        98,712
Telecommunication
Services - 0.1%
--------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%          12,499    DPL, Inc.                                                       337,473
                                    8,104    Duquesne Light Holdings, Inc.                                   133,716
                                    7,586    Great Plains Energy, Inc.                                       213,546
                                    7,276    Hawaiian Electric Industries, Inc.                              197,398
                                    4,418    IDACORP, Inc.                                                   143,673
                                   15,216    Northeast Utilities                                             297,168
                                   17,558    Pepco Holdings, Inc.                                            400,147
                                   18,438    Sierra Pacific Resources (a)                                    254,629
                                    8,823    Westar Energy, Inc.                                             183,607
                                                                                                    ----------------
                                                                                                           2,161,357
--------------------------------------------------------------------------------------------------------------------
Electrical                          6,418    Ametek, Inc.                                                    288,553
Equipment - 1.0%                    5,480    Hubbell, Inc. Class B                                           280,905
                                    8,300    Roper Industries, Inc.                                          403,629
                                    4,927    Thomas & Betts Corp. (a)                                        253,149
                                                                                                    ----------------
                                                                                                           1,226,236
--------------------------------------------------------------------------------------------------------------------

Master Midcap Index Series
Schedule of Investments as of March 31, 2006

                                   Shares
Industry                             Held    Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------
Electronic Equipment &              8,300    Amphenol Corp. Class A                                 $        433,094
Instruments - 2.2%                 11,113    Arrow Electronics, Inc. (a)                                     358,617
                                   13,513    Avnet, Inc. (a)                                                 342,960
                                    5,757    CDW Corp.                                                       338,799
                                   10,500    Ingram Micro, Inc. Class A (a)                                  210,000
                                    7,483    Kemet Corp. (a)                                                  70,864
                                    4,986    National Instruments Corp.                                      162,643
                                    3,781    Newport Corp. (a)                                                71,310
                                    4,446    Plexus Corp. (a)                                                167,036
                                    5,670    Tech Data Corp. (a)                                             209,280
                                   16,810    Vishay Intertechnology, Inc. (a)                                239,374
                                                                                                    ----------------
                                                                                                           2,603,977
--------------------------------------------------------------------------------------------------------------------
Energy Equipment &                 11,248    Cooper Cameron Corp. (a)                                        495,812
Services - 3.9%                    14,572    ENSCO International, Inc.                                       749,729
                                    6,738    FMC Technologies, Inc. (a)                                      345,120
                                   12,485    Grant Prideco, Inc. (a)                                         534,857
                                    9,146    Hanover Compressor Co. (a)(b)                                   170,299
                                    5,111    Helmerich & Payne, Inc.                                         356,850
                                   16,187    Patterson-UTI Energy, Inc.                                      517,337
                                   15,067    Pride International, Inc. (a)                                   469,789
                                   19,171    Smith International, Inc.                                       746,902
                                    6,001    Tidewater, Inc.                                                 331,435
                                                                                                    ----------------
                                                                                                           4,718,130
--------------------------------------------------------------------------------------------------------------------
Food & Staples                      6,645    BJ's Wholesale Club, Inc. (a)                                   209,384
Retailing - 0.2%                    2,940    Ruddick Corp.                                                    71,471
                                                                                                    ----------------
                                                                                                             280,855
--------------------------------------------------------------------------------------------------------------------
Food Products - 0.7%                6,579    Hormel Foods Corp.                                              222,370
                                    5,820    The J.M. Smucker Co.                                            231,054
                                    2,561    Lancaster Colony Corp.                                          107,562
                                    9,400    Smithfield Foods, Inc. (a)                                      275,796
                                    2,268    Tootsie Roll Industries, Inc.                                    66,390
                                                                                                    ----------------
                                                                                                             903,172
--------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.7%                7,718    AGL Resources, Inc.                                             278,234
                                   11,115    Equitable Resources, Inc.                                       405,809
                                    8,408    National Fuel Gas Co.                                           275,110
                                   11,182    Oneok, Inc.                                                     360,620
                                    8,155    Questar Corp.                                                   571,258
                                    5,048    WGL Holdings, Inc.                                              153,560
                                                                                                    ----------------
                                                                                                           2,044,591
--------------------------------------------------------------------------------------------------------------------
Health Care Equipment &             6,569    Advanced Medical Optics, Inc. (a)                               306,378
Supplies - 3.0%                     6,233    Beckman Coulter, Inc.                                           340,135
                                   10,694    Cytyc Corp. (a)                                                 301,357
                                    7,605    Dentsply International, Inc.                                    442,231
                                    5,895    Edwards Lifesciences Corp. (a)                                  256,433
                                    5,075    Gen-Probe, Inc. (a)                                             279,734
                                    6,055    Hillenbrand Industries, Inc.                                    332,964
                                    3,425    Intuitive Surgical, Inc. (a)                                    404,150
                                    6,094    Steris Corp.                                                    150,400
                                    2,721    Varian, Inc. (a)                                                112,051
                                   12,603    Varian Medical Systems, Inc. (a)                                707,784
                                                                                                    ----------------
                                                                                                           3,633,617
--------------------------------------------------------------------------------------------------------------------

Master Midcap Index Series
Schedule of Investments as of March 31, 2006

                                   Shares
Industry                             Held    Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------
Health Care Providers &             5,042    Apria Healthcare Group, Inc. (a)                       $        115,865
Services - 3.4%                     9,606    Community Health Systems, Inc. (a)                              347,257
                                    6,218    Covance, Inc. (a)                                               365,308
                                   10,963    Health Net, Inc. (a)                                            557,140
                                    8,078    Henry Schein, Inc. (a)                                          386,613
                                    5,733    LifePoint Hospitals, Inc. (a)                                   178,296
                                    9,013    Lincare Holdings, Inc. (a)                                      351,146
                                   11,450    Omnicare, Inc.                                                  629,636
                                    9,300    Pharmaceutical Product Development, Inc.                        321,873
                                    8,445    Triad Hospitals, Inc. (a)                                       353,845
                                    5,477    Universal Health Services, Inc. Class B                         278,177
                                    7,550    VCA Antech, Inc. (a)                                            215,024
                                                                                                    ----------------
                                                                                                           4,100,180
--------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &               7,501    Applebees International, Inc.                                   184,150
Leisure - 1.9%                      3,755    Bob Evans Farms, Inc.                                           111,561
                                    4,320    Boyd Gaming Corp.                                               215,741
                                    7,857    Brinker International, Inc.                                     331,958
                                    4,745    CBRL Group, Inc.                                                208,353
                                    7,132    The Cheesecake Factory, Inc. (a)                                267,093
                                   11,740    GTECH Holdings Corp.                                            399,747
                                    3,164    International Speedway Corp. Class A                            161,048
                                    6,449    Outback Steakhouse, Inc.                                        283,756
                                    5,743    Ruby Tuesday, Inc.                                              184,235
                                                                                                    ----------------
                                                                                                           2,347,642
--------------------------------------------------------------------------------------------------------------------
Household Durables - 1.8%           6,482    American Greetings Class A                                      140,141
                                    4,050    Beazer Homes USA, Inc.                                          266,085
                                    2,124    Blyth, Inc.                                                      44,646
                                    5,201    Furniture Brands International, Inc.                            127,477
                                    3,433    Hovnanian Enterprises, Inc. Class A (a)                         150,812
                                    3,600    MDC Holdings, Inc.                                              231,516
                                    4,930    Mohawk Industries, Inc. (a)                                     397,950
                                    4,517    Ryland Group, Inc.                                              313,480
                                   10,977    Toll Brothers, Inc. (a)                                         380,133
                                    5,545    Tupperware Corp.                                                114,171
                                                                                                    ----------------
                                                                                                           2,166,411
--------------------------------------------------------------------------------------------------------------------
Household Products - 0.5%           6,443    Church & Dwight Co., Inc.                                       237,876
                                    5,820    Energizer Holdings, Inc. (a)                                    308,460
                                                                                                    ----------------
                                                                                                             546,336
--------------------------------------------------------------------------------------------------------------------
IT Services - 2.9%                  7,699    Acxiom Corp.                                                    198,942
                                    6,381    Alliance Data Systems Corp. (a)                                 298,439
                                    2,925    Anteon International Corp. (a)                                  159,588
                                   11,691    The BISYS Group, Inc. (a)                                       157,595
                                    4,258    CSG Systems International, Inc. (a)                              99,041
                                   13,425    Ceridian Corp. (a)                                              341,666
                                    8,554    CheckFree Corp. (a)                                             431,977
                                   13,116    Cognizant Technology Solutions Corp. (a)                        780,271
                                    6,157    DST Systems, Inc. (a)                                           356,737
                                    8,649    Fidelity National Information Services, Inc.                    350,717
                                    4,927    Gartner, Inc. Class A (a)                                        68,732
                                    9,188    MPS Group, Inc. (a)                                             140,576
                                    3,800    SRA International, Inc. Class A (a)                             143,374
                                                                                                    ----------------
                                                                                                           3,527,655
--------------------------------------------------------------------------------------------------------------------

Master Midcap Index Series
Schedule of Investments as of March 31, 2006

                                   Shares
Industry                             Held    Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------
Independent Power                   3,474    Black Hills Corp.                                      $        118,116
Producers & Energy
Traders - 0.1%
--------------------------------------------------------------------------------------------------------------------
Industrial                          2,621    Carlisle Cos., Inc.                                             214,398
Conglomerates - 0.4%                4,052    Teleflex, Inc.                                                  290,245
                                                                                                    ----------------
                                                                                                             504,643
--------------------------------------------------------------------------------------------------------------------
Insurance - 4.5%                    3,893    AmerUs Group Co.                                                234,514
                                    4,183    American Financial Group, Inc.                                  174,055
                                    9,561    Arthur J. Gallagher & Co.                                       265,891
                                   10,310    Brown & Brown, Inc.                                             342,292
                                    6,130    Everest Re Group Ltd.                                           572,358
                                   16,527    Fidelity National Financial, Inc.                               587,204
                                    9,329    First American Corp.                                            365,324
                                    9,699    HCC Insurance Holdings, Inc.                                    337,525
                                    4,930    The Hanover Insurance Group, Inc.                               258,431
                                    3,500    Horace Mann Educators Corp.                                      65,800
                                    3,150    Mercury General Corp.                                           172,935
                                    6,462    Ohio Casualty Corp.                                             204,845
                                   21,901    Old Republic International Corp.                                477,880
                                    6,370    Protective Life Corp.                                           316,844
                                    4,962    Stancorp Financial Group, Inc.                                  268,494
                                    4,064    Unitrin, Inc.                                                   189,017
                                   10,711    W.R. Berkley Corp.                                              621,881
                                                                                                    ----------------
                                                                                                           5,455,290
--------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                 6,110    Callaway Golf Co.                                               105,092
Products - 0.1%
--------------------------------------------------------------------------------------------------------------------
Machinery - 3.3%                    9,005    AGCO Corp. (a)                                                  186,764
                                    4,591    Crane Co.                                                       188,277
                                    6,105    Donaldson Co., Inc.                                             206,288
                                    4,100    Federal Signal Corp.                                             75,850
                                    5,514    Flowserve Corp. (a)                                             321,687
                                    6,283    Graco, Inc.                                                     285,437
                                    3,862    Harsco Corp.                                                    319,078
                                   11,762    Joy Global, Inc.                                                703,015
                                    3,900    Kennametal, Inc.                                                238,446
                                    2,999    Nordson Corp.                                                   149,530
                                    9,454    Pentair, Inc.                                                   385,251
                                    6,480    SPX Corp.                                                       346,162
                                    1,702    Tecumseh Products Co. Class A                                    41,767
                                    8,275    Timken Co.                                                      267,034
                                    4,302    Trinity Industries, Inc.                                        233,986
                                                                                                    ----------------
                                                                                                           3,948,572
--------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                       4,421    Alexander & Baldwin, Inc.                                       210,793
--------------------------------------------------------------------------------------------------------------------
Media - 1.4%                        8,126    Belo Corp. Class A                                              161,545
                                    4,043    Catalina Marketing Corp.                                         93,393
                                    3,101    Emmis Communications Corp. Class A (a)                           49,616
                                    3,645    Entercom Communications Corp.                                   101,768
                                    4,917    Harte-Hanks, Inc.                                               134,480
                                    3,962    Lee Enterprises, Inc.                                           131,895
                                    2,031    Media General, Inc. Class A                                      94,685
                                    8,355    The Reader's Digest Association, Inc. Class A                   123,236
                                    3,805    Scholastic Corp. (a)                                            101,822
                                    4,767    Valassis Communications, Inc. (a)                               140,007
                                      565    Washington Post Class B                                         438,864
                                    5,607    Westwood One, Inc.                                               61,901
                                                                                                    ----------------
                                                                                                           1,633,212
--------------------------------------------------------------------------------------------------------------------

Master Midcap Index Series
Schedule of Investments as of March 31, 2006

                                   Shares
Industry                             Held    Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%              3,800    Steel Dynamics, Inc.                                   $        215,574
                                    6,427    Worthington Industries, Inc.                                    128,925
                                                                                                    ----------------
                                                                                                             344,499
--------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.8%             10,813    Alliant Energy Corp.                                            340,285
                                   33,335    Aquila, Inc. (a)                                                133,007
                                   13,581    Energy East Corp.                                               330,018
                                   11,019    MDU Resources Group, Inc.                                       368,586
                                    9,779    NSTAR                                                           279,777
                                    8,219    OGE Energy Corp.                                                238,351
                                    7,074    PNM Resources, Inc.                                             172,606
                                   11,605    Puget Energy, Inc.                                              245,794
                                   10,616    SCANA Corp.                                                     416,572
                                    6,826    Vectren Corp.                                                   180,070
                                    4,043    WPS Resources Corp.                                             198,996
                                   10,829    Wisconsin Energy Corp.                                          433,052
                                                                                                    ----------------
                                                                                                           3,337,114
--------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%             3,976    99 Cents Only Stores (a)                                         53,915
                                   10,413    Dollar Tree Stores, Inc. (a)                                    288,128
                                   13,571    Saks, Inc.                                                      261,920
                                                                                                    ----------------
                                                                                                             603,963
--------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.3%           6,896    Zebra Technologies Corp. Class A (a)                            308,389
--------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               6,805    Arch Coal, Inc.                                                 516,772
Fuels - 4.8%                       10,650    Denbury Resources, Inc. (a)                                     337,286
                                    5,557    Forest Oil Corp. (a)                                            206,609
                                   12,015    Newfield Exploration Co. (a)                                    503,429
                                   16,765    Noble Energy, Inc.                                              736,319
                                    2,624    Overseas Shipholding Group                                      125,768
                                   25,244    Peabody Energy Corp.                                          1,272,550
                                   12,254    Pioneer Natural Resources Co.                                   542,240
                                    7,754    Plains Exploration & Production Co. (a)                         299,615
                                    5,439    Pogo Producing Co.                                              273,310
                                    6,600    Quicksilver Resources, Inc. (a)                                 255,156
                                   16,000    Southwestern Energy Co. (a)                                     515,040
                                    5,317    Western Gas Resources, Inc.                                     256,545
                                                                                                    ----------------
                                                                                                           5,840,639
--------------------------------------------------------------------------------------------------------------------
Paper & Forest                      5,630    Bowater, Inc.                                                   166,535
Products - 0.2%                     3,725    P.H. Glatfelter Co.                                              68,279
                                                                                                    ----------------
                                                                                                             234,814
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%              1,978    Allergan, Inc.                                                  214,613
                                    5,100    Medicis Pharmaceutical Corp. Class A                            166,260
                                    3,483    Par Pharmaceutical Cos., Inc. (a)                                98,151
                                    7,283    Perrigo Co.                                                     118,786
                                   10,070    Sepracor, Inc. (a)                                              491,517
                                    8,473    Valeant Pharmaceuticals International                           134,297
                                                                                                    ----------------
                                                                                                           1,223,624
--------------------------------------------------------------------------------------------------------------------
Real Estate - 3.8%                  8,086    AMB Property Corp.                                              438,827
                                   10,425    Developers Diversified Realty Corp.                             570,769
                                    5,464    Highwoods Properties, Inc.                                      184,301
                                    7,130    Hospitality Properties Trust                                    311,367
                                    8,098    Liberty Property Trust                                          381,902

Master Midcap Index Series
Schedule of Investments as of March 31, 2006

                                   Shares
Industry                             Held    Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------
                                    6,800    The Macerich Co.                                       $        502,860
                                    6,205    Mack-Cali Realty Corp.                                          297,840
                                   10,380    New Plan Excel Realty Trust                                     269,257
                                    3,927    Potlatch Corp.                                                  168,233
                                    7,016    Rayonier, Inc.                                                  319,859
                                    6,325    Regency Centers Corp.                                           424,977
                                   12,575    United Dominion Realty Trust, Inc.                              358,890
                                    7,375    Weingarten Realty Investors                                     300,531
                                                                                                    ----------------
                                                                                                           4,529,613
--------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                  4,995    CNF, Inc. (a)                                                   249,450
                                   11,296    JB Hunt Transport Services, Inc.                                243,316
                                    5,498    Swift Transportation Co., Inc. (a)                              119,472
                                    5,433    Werner Enterprises, Inc.                                         99,804
                                    5,706    Yellow Roadway Corp. (a)                                        217,170
                                                                                                    ----------------
                                                                                                             929,212
--------------------------------------------------------------------------------------------------------------------
Semiconductors &                   38,870    Atmel Corp. (a)                                                 183,466
Semiconductor                       2,083    Cabot Microelectronics Corp. (a)                                 77,279
Equipment - 3.8%                    8,519    Credence Systems Corp. (a)                                       62,529
                                    7,543    Cree, Inc. (a)(b)                                               247,486
                                   13,387    Cypress Semiconductor Corp. (a)                                 226,910
                                   12,007    Fairchild Semiconductor International, Inc. (a)                 228,973
                                   18,420    Integrated Device Technology, Inc. (a)                          273,721
                                    6,924    International Rectifier Corp. (a)                               286,861
                                   13,263    Intersil Corp. Class A                                          383,566
                                   13,279    Lam Research Corp. (a)                                          570,997
                                   10,023    Lattice Semiconductor Corp. (a)                                  66,753
                                   15,750    MEMC Electronic Materials, Inc. (a)                             581,490
                                    5,567    Micrel, Inc. (a)                                                 82,503
                                   20,296    Microchip Technology, Inc.                                      736,745
                                   18,771    RF Micro Devices, Inc. (a)                                      162,369
                                    7,407    Semtech Corp. (a)                                               132,511
                                    4,464    Silicon Laboratories, Inc. (a)                                  245,297
                                   12,345    Triquint Semiconductor, Inc. (a)                                 60,737
                                                                                                    ----------------
                                                                                                           4,610,193
--------------------------------------------------------------------------------------------------------------------
Software - 2.4%                    26,721    Activision, Inc. (a)                                            368,483
                                    1,800    Advent Software, Inc. (a)                                        51,156
                                   27,029    Cadence Design Systems, Inc. (a)                                499,766
                                    6,386    Fair Isaac Corp.                                                253,013
                                    7,617    Jack Henry & Associates, Inc.                                   174,201
                                    4,602    Macrovision Corp. (a)                                           101,934
                                   15,537    McAfee, Inc. (a)                                                378,015
                                    6,843    Mentor Graphics Corp. (a)                                        75,615
                                    7,176    RSA Security, Inc. (a)                                          128,737
                                    5,348    The Reynolds & Reynolds Co. Class A                             151,883
                                    8,239    Sybase, Inc. (a)                                                174,008
                                   13,269    Synopsys, Inc. (a)                                              296,562
                                    3,321    Transaction Systems Architects, Inc. Class A (a)                103,648
                                    7,583    Wind River Systems, Inc. (a)                                     94,408
                                                                                                    ----------------
                                                                                                           2,851,429
--------------------------------------------------------------------------------------------------------------------

Master Midcap Index Series
Schedule of Investments as of March 31, 2006

                                   Shares
Industry                             Held    Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.8%             8,348    Abercrombie & Fitch Co. Class A                        $        486,688
                                   10,075    Advance Auto Parts                                              419,523
                                    5,400    Aeropostale, Inc. (a)                                           162,864
                                   12,285    American Eagle Outfitters                                       366,830
                                    7,120    AnnTaylor Stores Corp. (a)                                      261,945
                                    5,276    Barnes & Noble, Inc.                                            244,015
                                    6,683    Borders Group, Inc.                                             168,679
                                    9,761    Carmax, Inc. (a)                                                318,989
                                   17,284    Chico's FAS, Inc. (a)                                           702,422
                                    9,701    Claire's Stores, Inc.                                           352,243
                                   14,525    Foot Locker, Inc.                                               346,857
                                    5,600    GameStop Corp. Class A (a)                                      263,984
                                   13,003    Michaels Stores, Inc.                                           488,653
                                   10,423    O'Reilly Automotive, Inc. (a)                                   381,065
                                   13,641    PETsMART, Inc.                                                  383,858
                                    7,373    Pacific Sunwear of California, Inc. (a)                         163,386
                                    6,845    Payless Shoesource, Inc. (a)                                    156,682
                                    8,717    Pier 1 Imports, Inc.                                            101,204
                                    6,982    Rent-A-Center, Inc. (a)                                         178,669
                                   13,381    Ross Stores, Inc.                                               390,591
                                   10,175    Urban Outfitters, Inc. (a)                                      249,694
                                   10,769    Williams-Sonoma, Inc.                                           456,606
                                                                                                    ----------------
                                                                                                           7,045,447
--------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury          5,650    Polo Ralph Lauren Corp.                                         342,447
Goods - 0.4%                        4,986    Timberland Co. Class A (a)                                      170,671
                                                                                                    ----------------
                                                                                                             513,118
--------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                  8,129    Astoria Financial Corp.                                         251,674
Finance - 2.2%                     11,500    First Niagara Financial Group, Inc.                             168,590
                                    6,720    Independence Community Bank Corp.                               280,090
                                    6,451    IndyMac Bancorp, Inc.                                           264,039
                                   22,138    New York Community Bancorp, Inc. (b)                            387,858
                                    8,829    The PMI Group, Inc.                                             405,428
                                    7,961    Radian Group, Inc.                                              479,650
                                    7,813    Washington Federal, Inc.                                        189,075
                                    5,364    Webster Financial Corp.                                         259,939
                                                                                                    ----------------
                                                                                                           2,686,343
--------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                      2,652    Universal Corp.                                                  97,514
--------------------------------------------------------------------------------------------------------------------
Trading Companies &                11,802    Fastenal Co.                                                    558,707
Distributors - 1.0%                 5,095    GATX Corp.                                                      210,373
                                    5,000    MSC Industrial Direct Co. Class A                               270,100
                                    6,599    United Rentals, Inc. (a)                                        227,665
                                                                                                    ----------------
                                                                                                           1,266,845
--------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.3%             11,801    Aqua America, Inc.                                              328,304
--------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          3,858    Telephone & Data Systems, Inc.                                  152,159
Services - 0.3%                     5,583    Telephone & Data Systems, Inc. (Special Shares)                 210,758
                                                                                                    ----------------
                                                                                                             362,917
--------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks
                                             (Cost - $74,109,311) - 91.7%                                110,434,625
--------------------------------------------------------------------------------------------------------------------

Master Midcap Index Series
Schedule of Investments as of March 31, 2006

                               Beneficial
                                 Interest    Short-Term Securities                                        Value
--------------------------------------------------------------------------------------------------------------------
                              $ 8,507,965    Merrill Lynch Liquidity Series, LLC
                                             Cash Sweep Series I, 4.56% (c)(e)                      $      8,507,965
                                1,289,750    Merrill Lynch Liquidity Series, LLC
                                             Money Market Series, 4.75% (c)(d)(e)                          1,289,750
--------------------------------------------------------------------------------------------------------------------
                                             Total Short-Term Securities
                                             (Cost - $9,797,715) - 8.1%                                    9,797,715
--------------------------------------------------------------------------------------------------------------------
                                             Total Investments
                                             (Cost - $83,907,026*) - 99.8%                               120,232,340

                                             Other Assets Less Liabilities - 0.2%                            181,104
                                                                                                    ----------------
                                             Net Assets - 100.0%                                    $    120,413,444
                                                                                                    ================

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 85,832,863
                                                                   ============
      Gross unrealized appreciation                                $ 36,324,917
      Gross unrealized depreciation                                  (1,925,440)
                                                                   ------------
      Net unrealized appreciation                                  $ 34,399,477
                                                                   ============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                       Interest
      Affiliate                                    Net Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                        $(15,334,533)      $ 246,148
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                        $   (497,350)      $   2,554
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Variable rate security.
o Financial futures contracts purchased as of March 31, 2006 were as follows:

      ------------------------------------------------------------------------------------
      Number of                              Expiration                        Unrealized
      Contracts           Issue                 Date          Face Value      Appreciation
      ------------------------------------------------------------------------------------
          24       S&P 400 MidCap Index       June 2006       $9,250,602      $    330,198
      ------------------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master MidCap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master MidCap Index Series of Quantitative Master Series Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master MidCap Index Series of Quantitative Master Series Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Master MidCap Index Series of Quantitative Master Series Trust

Date: May 22, 2006